Significant Accounting Policies - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Jul. 09, 2018 AUD ($)	Jul. 09, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2015 AUD ($)
Disclosure of significant accounting policies [line items]
Net loss for the year			$ 11,640	$ 5,690	$ 24,778
Cash and cash equivalents balance			$ 16,085	$ 17,375	$ 18,230	$ 21,787
Percentage of eligible research and development expenditures in which the government provides a cash refund			43.50%	43.50%
Tacere Therapeutics, Inc. [Member]
Disclosure of significant accounting policies [line items]
Ownership percentage in subsidiary			100.00%	100.00%	100.00%
Axovant Sciences [Member] | License Agreement and Fully Funded Collaboration [Member]
Disclosure of significant accounting policies [line items]
Upfront cash payment received	$ 13,500	$ 10